Investments - Summary of Group's Shareholdings in Associates Entities and Principal Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Significant Investments In Associates [Line Items]
Share of profit (loss) after tax	$ 68	$ (52)	$ (74)
Associates [member]
Disclosure Of Significant Investments In Associates [Line Items]
Beginning balance	69	2,319
Step acquisition		(2,198)
Share of profit (loss) after tax	68	(52)
Other	1
Ending balance	$ 138	$ 69	$ 2,319